Summary of Significant Accounting Policies - Estimated useful lives of intangible assets (Details)	6 Months Ended
Jun. 30, 2021
Software [Member] | Maximum
Finite-Lived Intangible Asset, Useful Life	10 years
Software [Member] | Minimum
Finite-Lived Intangible Asset, Useful Life	5 years
Land use right
Finite-Lived Intangible Asset, Useful Life	50 years
Patents
Finite-Lived Intangible Asset, Useful Life	10 years